Consolidated Statements of Stockholders' Equity - USD ($)	Total	Private Offering [Member]	At the Market Offering [Member]	Public Offering [Member]	Common Stock [Member]	Common Stock [Member] Private Offering [Member]	Common Stock [Member] At the Market Offering [Member]	Common Stock [Member] Public Offering [Member]	Preferred Stock [Member]	Preferred Stock [Member] Private Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Private Offering [Member]	Additional Paid-in Capital [Member] At the Market Offering [Member]	Additional Paid-in Capital [Member] Public Offering [Member]	Accumulated Other Comprehensive (Loss) / Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2015	$ 7,491,046				$ 5,019						$ 121,611,452				$ (1,059)	$ (114,124,366)
Balance (in shares) at Dec. 31, 2015					501,907
Stock option exercises	$ 23,771				$ 27						23,744
Stock option exercises (in shares)	2,660				2,660
Issuance of units, net of offering costs		$ 9,460,749	$ 4,405,973			$ 2,697	$ 1,448			$ 23,094		$ 9,434,958	$ 4,404,525
Issuance of units, net of offering costs (in shares)						269,765	144,795			2,309,428
Conversion of preferred stock into common shares	$ 0				$ 924				$ (23,094)		22,170
Conversion of preferred stock into common shares (in shares)					92,377				(2,309,428)
Issuance of RSUs	(1)				$ 7						(8)
Issuance of RSUs (in shares)					667
Stock compensation expense	945,461										945,461
Foreign currency translation	7,235														7,235
Net loss	(19,166,753)															(19,166,753)
Balance at Dec. 31, 2016	3,167,481				$ 10,122						136,442,302				6,176	(133,291,119)
Balance (in shares) at Dec. 31, 2016					1,012,171
Stock option exercises	$ 8,180				$ 12						8,168
Stock option exercises (in shares)	1,167				1,167
Issuance of units, net of offering costs			$ 3,808,836	$ 8,823,242			$ 2,272	$ 10,000					$ 3,806,564	$ 8,813,242
Issuance of units, net of offering costs (in shares)							227,216	1,000,000
Issuance of RSUs					$ 60						(60)
Issuance of RSUs (in shares)					6,025
Stock compensation expense	$ 911,398										911,398
Legal settlement in common stock	109,999				$ 158						109,841
Legal settlement in common stock (in shares)					15,843
Vendor payment in common stock	23,245				$ 29						23,216
Vendor payment in common stock (in shares)					2,898
Foreign currency translation	(32,076)														(32,076)
Net loss	(15,419,308)															(15,419,308)
Balance at Dec. 31, 2017	$ 1,400,997				$ 22,653						$ 150,114,671				$ (25,900)	$ (148,710,427)
Balance (in shares) at Dec. 31, 2017					2,265,320